SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) per Ordinary Share (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Interest earned on investments held in Trust Account	$ 45,812		$ 11,579	$ 91,122
Less: Redeemable Net Earnings	(45,812)			(91,122)
Net Income (Loss)	1,875,031	$ (2,858,829)	(4,244,366)	(983,798)
Non-Redeemable Net Income (Loss)	1,829,219			(1,074,920)
Redeemable Class A Ordinary Shares [Member]
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Interest earned on investments held in Trust Account	45,812		11,579	91,122
Less: Redeemable Net Earnings	$ 45,812		$ 11,579	$ 91,122
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Basic weighted average shares outstanding (in shares)	30,000,000		30,000,000	30,000,000
Basic net income (loss) per share (in dollars per share)	$ 0		$ 0.00	$ 0
Diluted weighted average shares outstanding (in shares)	30,000,000			30,000,000
Diluted net income (loss) per share (in dollars per share)	$ 0			$ 0
Class B Non-redeemable Ordinary Shares [Member]
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Basic weighted average shares outstanding (in shares)	7,500,000
Basic net income (loss) per share (in dollars per share)	$ 0.24			$ (0.14)
Diluted weighted average shares outstanding (in shares)	7,500,000		7,500,000	7,500,000
Diluted net income (loss) per share (in dollars per share)	$ 0.24		$ (0.57)	$ (0.14)
Weighted average number diluted shares (in shares)	0		0	0
Private Placement Warrants [Member] | Redeemable Class A Ordinary Shares [Member]
Net income (Loss) per Ordinary Share [Abstract]
Antidultive shares excluded from computation (in shares)			15,333,333	15,333,333